Distribution of Tax Charge by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Tax Charge	$ 18,053	$ 11,801	$ 6,115
Ireland
Income Taxes [Line Items]
Tax Charge	11,073	1,216	(3,475)
Rest Of Europe
Income Taxes [Line Items]
Tax Charge	(7)	3,298	657
United States
Income Taxes [Line Items]
Tax Charge	5,072	3,669	4,656
Other
Income Taxes [Line Items]
Tax Charge	$ 1,915	$ 3,618	$ 4,277